As filed with the Securities and Exchange Commission on April 14, 2003

Registration No 333-20355

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

SEC File No 811-5563

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Copies of all communications to:

Jeffrey S. Puretz, Esq.

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2003 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)

If appropriate, check the following box:

☒	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be April 25, 2003.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485 (b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 15 to Registration Statement No. 333-20355 filed pursuant to Rule 485 (a) under the Securities Act of 1933 on February 14, 2003. The contents of Post-Effective Amendment No. 15 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	___________, 2003

Glenn S. Schafer*	President	___________, 2003

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	___________, 2003

David R. Carmichael*	Director, Senior Vice President and General Counsel	___________, 2003

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	___________, 2003

Edward Byrd*	Vice President and Controller	___________, 2003

Brian D. Klemens*	Vice President and Treasurer	___________, 2003

James T. Morris*	Executive Vice President	___________, 2003

By:	/s/ DAVID R. CARMICHAEL	April 14, 2003
David R. Carmichael as attorney-in-fact

(Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-14005, Accession No. 0001017062-02-000856, and incorporated by reference herein.)